Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC	$ (3,416,358)	$ (2,107,084)	$ (780,032)
Foreign	(5,453,030)	(1,891,213)	(488,334)
Income (loss) before taxes	$ (8,869,388)	$ (3,998,297)	$ (1,268,366)